Segment reporting - Summary of Selected Financial Information by Segment (Detail) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€) segment	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of operating segments [line items]
Number of operating segments | segment	2
Number of reportable segments | segment	2
Revenues	€ 728,993	€ 603,340	€ 1,292,402	€ 1,014,733	€ 1,321,327
Depreciation and amortization			(154,675)	(166,205)	(168,210)
Adjusted EBIT	82,678	66,813	149,115	20,013	107,274
Impairment of property, plant and equipment and right-of-use assets	(3,309)	(4,261)	(8,692)	(19,725)	(8,858)
Costs related to the Business Combination	(1,090)		(205,059)
Special donation to the UNHCR	(1,000)			(4,482)
Severance indemnities and provision for severance expenses	(912)	(6,642)	(8,996)	(12,308)	(9,777)
Proceeds to exit lease (key money)	5,000
Agnona disposal	0	(4,164)	(6,150)	(988)
Total financial income	15,901	32,531	45,889	34,352	22,061
Financial expenses	(41,965)	(16,685)	(43,823)	(48,072)	(37,492)
Foreign exchange gains/(losses)	(9,893)	(2,728)	(7,791)	13,455	(2,441)
Result from investments accounted for using the equity method	2,661	(346)	2,794	(4,205)	(1,534)
Profit (Loss) before taxes	48,071	64,518	(96,959)	(31,557)	69,233
Impairment loss	€ 3,740	4,261	9,172	19,725	8,858
Write Downs And Disposal [Member] | Agnona [Member]
Disclosure of operating segments [line items]
Write down of stake		€ 144	€ 144
Business combination percentage of voting interests acquired	30.00%	30.00%	30.00%
Right-of-use assets [Member]
Disclosure of operating segments [line items]
Impairment loss	€ 2,764	€ 3,893	€ 6,486	15,716	7,980
Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Impairment loss	530	353	2,647	4,011	817
Intangible assets other than goodwill [member]
Disclosure of operating segments [line items]
Impairment loss	446	15	39	2	61
From Third Parties [Member]
Disclosure of operating segments [line items]
Revenues	728,993	603,340	1,292,402	1,014,733	1,321,327
Depreciation and amortization	(84,464)	(74,344)
Inter Segment Revenue [Member]
Disclosure of operating segments [line items]
Revenues	0	0		0
Depreciation and amortization	0	0	0
Adjusted EBIT	0	0		0	0
Zegna [Member]
Disclosure of operating segments [line items]
Costs related to the Business Combination	(1,043)
Severance indemnities and provision for severance expenses	(912)	(6,642)
Proceeds to exit lease (key money)	5,000
Thom Browne [Member]
Disclosure of operating segments [line items]
Costs related to the Business Combination	(47)
Consolidated Group | Intangible assets other than goodwill [member]
Disclosure of operating segments [line items]
Impairment loss	15
Operating segments [member]
Disclosure of operating segments [line items]
Revenues	728,993	603,340		1,014,733
Operating segments [member] | Zegna [Member]
Disclosure of operating segments [line items]
Revenues	552,966	465,899	1,035,175	843,318	1,165,911
Depreciation and amortization			(137,502)	(153,962)	(160,381)
Adjusted EBIT	51,116	38,984	111,018	(8,981)	91,385
Operating segments [member] | Zegna [Member] | From Third Parties [Member]
Disclosure of operating segments [line items]
Revenues	543,827	461,122	1,029,005	835,244	1,160,731
Depreciation and amortization	(73,755)	(67,523)
Operating segments [member] | Zegna [Member] | Inter Segment Revenue [Member]
Disclosure of operating segments [line items]
Revenues	9,139	4,777	6,170	8,074	5,180
Operating segments [member] | Thom Browne [Member]
Disclosure of operating segments [line items]
Revenues	185,769	142,553	264,066	179,794	161,200
Depreciation and amortization			(17,173)	(12,243)	(7,829)
Adjusted EBIT	31,562	27,829	38,097	28,994	15,889
Operating segments [member] | Thom Browne [Member] | From Third Parties [Member]
Disclosure of operating segments [line items]
Revenues	185,166	142,218	263,397	179,489	160,596
Depreciation and amortization	(10,709)	(6,821)
Operating segments [member] | Thom Browne [Member] | Inter Segment Revenue [Member]
Disclosure of operating segments [line items]
Revenues	603	335	669	305	604
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	(9,742)	(5,112)	(6,839)	(8,379)	(5,784)
Elimination of intersegment amounts [member] | Inter Segment Revenue [Member]
Disclosure of operating segments [line items]
Revenues	€ (9,742)	€ (5,112)	€ (6,839)	€ (8,379)	€ (5,784)